The following details the changes in exploration and evaluation assets in the Saguenay Region of Quebec for the two years ended February 29, 2024: (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2023	$ 3,644,234
Acquisition costs		3,644,234
Acquisition costs	22,825
Impairment	(109,325)
Balance as at February 29, 2024	3,557,734	3,644,234
Lacal Orignal Flagship Area [Member]
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2023	3,270,709
Acquisition costs		3,270,709
Acquisition costs
Impairment
Balance as at February 29, 2024	3,270,709	3,270,709
Begin Lamarche Area One [Member]
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2023	264,200
Acquisition costs		264,200
Acquisition costs	22,825
Impairment
Balance as at February 29, 2024	287,025	264,200
Bluesky Area [Member]
IfrsStatementLineItems [Line Items]
Balance as at February 28, 2023	109,325
Acquisition costs		109,325
Acquisition costs
Impairment	(109,325)
Balance as at February 29, 2024		$ 109,325